UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 ,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period:  5/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI - ANNUAL REPORT

MAY 31, 2013

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders

May 31, 2013

Dear Investors:

During the past six months, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline.  As a cash alternative, The Fund continued to return principal and provide daily liquidity.  We are proud to provide this semi-annual report which highlights the results of our conservative, compliance-driven investment philosophy.

 As we look ahead to the remainder of 2013, we remain committed to our mission and values.  We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities.  We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

 Thank you again for investing in the Milestone Treasury Obligations Fund and feel free to contact us directly to tell us how we can be of service to you.  We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer

CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Milestone Treasury Obligations Fund
PORTFOLIO SUMMARY (Unaudited)
May 31, 2013

PORTFOLIO BREAKDOWN

All data is as of May 31, 2013. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

U.S. Government Obligations - 27.1%

U.S. Treasury Notes - 27.1%
	$ 10,000,000	0.19%	7/15/13	$ 10,009,331
	10,000,000	0.19%	7/31/13	10,002,979
	5,000,000	0.16%	10/15/13	5,006,174
	5,000,000	0.16%	11/15/13	5,007,668
	5,000,000	0.17%	11/30/13	5,002,101
	15,000,000	0.18%	1/15/14	15,079,576
	12,500,000	0.17%	2/28/14	12,660,794
				62,768,623

Total U.S. Government Obligations (Cost $62,768,623)				62,768,623

Repurchase Agreements - 72.9%

BNP Paribas Securities Corp., dated 5/31/13, repurchase price $40,000,000 (Collateralized by: U.S. Treasury Inflationary Notes: $31,853,800, 1.875%, 7/15/19; aggregate market value plus accrued interest $40,800,025)

	40,000,000	0.06%	6/3/13	40,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 5/31/13, repurchase price $34,300,000 (Collateralized by: U.S. Treasury Notes: $34,861,200, 0.75%, 8/15/13; aggregate market value plus accrued interest $34,986,052)

	34,300,000	0.05%	6/3/13	34,300,000

Credit Suisse Securities (USA) LLC, dated 5/31/13, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Notes: $48,746,900, 1.00% - 4.00%, 7/31/18 - 6/30/19; aggregate market value plus accrued interest $51,001,161)

	50,000,000	0.06%	6/3/13	50,000,000

See notes to financial statements.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

Repurchase Agreements - 72.9% (Cont.)
Societe Generale, dated 5/31/13, repurchase price $45,000,000 (Collateralized by: U.S. Treasury Inflationary Note:
$38,340,800, 1.125%, 1/15/21; aggregate market value plus accrued interest $45,900,111)

	$ 45,000,000	0.06%	6/3/13	$ 45,000,000

Total Repurchase Agreements (Cost $169,300,000)				169,300,000

Total Investments (Cost $232,068,623) - 100.0% (a)				$ 232,068,623
Other Assets less Liabilities - 0.0% *				58,922
Net Assets-100.0%				$ 232,127,545

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.
* Represents less than 0.05%

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013

ASSETS
Investments, at value and cost	$ 62,768,623
Repurchase agreements, at value and cost	169,300,000
Cash	58,067
Receivable for Fund shares sold	53
Interest receivable	174,800
Prepaid expenses and other assets	266,339
TOTAL ASSETS	232,567,882

LIABILITIES
Investment advisory fees payable	130,081
Fees payable to other affiliates	35,483
Shareholder services	80,423
Dividends payable	1,073
Accrued expenses and other liabilities	193,277
TOTAL LIABILITIES	440,337
NET ASSETS	$ 232,127,545

Net Assets Consist Of:
Shares of beneficial interest	$ 232,125,959
Accumulated net realized gain from security transactions	1,586
NET ASSETS	$ 232,127,545

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2013

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 37,170,362
Shares of beneficial interest outstanding	37,141,720
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Institutional Shares:
Net Assets	$ 80,198,806
Shares of beneficial interest outstanding	80,090,864
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Financial Shares:
Net Assets	$ 55,176,959
Shares of beneficial interest outstanding	55,249,616
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Premium Shares:
Net Assets	$ 59,581,418
Shares of beneficial interest outstanding	59,641,588
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2013

INVESTMENT INCOME
Interest	$ 293,901
TOTAL INVESTMENT INCOME	293,901

EXPENSES
Investment advisory fees	128,325
Distribution (12b-1) fees:
Premium Shares	67,414
Shareholder service fees:
Premium Shares	67,414
Investor Shares	52,992
Institutional Shares	39,536
Financial Shares	20,313
Professional fees	45,080
Publication fees	30,674
Transfer agent fees	27,725
Administrative services fees	26,673
Registration fees	20,164
Compliance officer fees	18,400
Custodian fees	11,040
Printing and postage expenses	7,562
Other expenses	28,684
TOTAL EXPENSES	591,996

Less: Expense Reimbursements/waivers	(308,086)

NET EXPENSES	283,910
NET INVESTMENT INCOME	9,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,991

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
OPERATIONS
Net investment income	$ 9,991	$ 35,199
Net realized gain from security transactions	-	2,081
Net increase in net assets resulting from operations	9,991	37,280

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	-	(46)
Institutional Shares	-	(231)
Financial Shares	-	(170)
Premium Shares	-	(48)
From net investment income:
Investor Shares	(1,061)	(2,309)
Institutional Shares	(2,062)	(7,168)
Financial Shares	(5,518)	(22,920)
Premium Shares	(1,350)	(2,802)
Net decrease in net assets from distributions to shareholders	(9,991)	(35,694)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	64,735,170	125,433,267
Institutional Shares	416,894,654	854,861,504
Financial Shares	510,012,518	1,531,176,350
Premium Shares	21,377,431	36,010,447
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	418	833
Institutional Shares	230	783
Financial Shares	5	1,053
Payments for shares redeemed:
Investor Shares	(81,603,779)	(124,887,752)
Institutional Shares	(412,505,959)	(1,019,775,462)
Financial Shares	(518,209,309)	(1,654,874,373)
Premium Shares	(10,033,872)	(35,644,480)
Net decrease in net assets from shares of beneficial interest	(9,332,493)	(287,697,830)

TOTAL DECREASE IN NET ASSETS	(9,332,493)	(287,696,244)

NET ASSETS
Beginning of Period	241,460,038	529,156,282
End of Period **	$ 232,127,545	$ 241,460,038
*Share transactions at net asset value of $1.00 per share
**Includes undistributed net investment income of:	$ -	$ -

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Investor Shares

	Six Months Ended		Year Ended November 30,
	May 31, 2013		2012		2011		2010		2009		2008
	(Unaudited)
Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.017

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.017)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%	(8)	0.01%		0.01%		0.01%		0.02%		1.74%

Net assets, at end of period (000s)	$ 37,170		$ 54,039		$ 53,492		$ 52,814		$ 93,669		$ 164,936

Ratio of gross expenses to average
net assets (3)	0.52%	(7)	0.46%		0.55%		0.59%		0.53%		0.47%
Ratio of net expenses to average
net assets	0.30%	(4,7)	0.18%	(4)	0.13%	(5)	0.19%	(5)	0.35%	(5)	0.45%	(5)
Ratio of net investment income
to average net assets	0.01%	(7)	0.01%		0.00%	(6)	0.00%	(6)	0.02%		1.92%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27% and 0.22% for the periods ended November 30, 2012 and May 31, 2013, respectively, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.

The additional waiver, 0.10%, 0.26%, and 0.32% for the periods ended November 30, 2009 through November 30, 2011, respectively, decreased the net expense ratio.  A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6) Less than 0.005%.
(7) Annualized.
(8) Not annualized.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Institutional Shares

	Six Months Ended		Year Ended November 30,
	May 31, 2013		2012		2011		2010		2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.002	0.020

Less distributions from:
Net investment income	(0.000)	(2)	0.000	(2)	(0.000)	(2)	(0.000)	(2)	(0.002)	(0.020)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total return	0.00%	(8)	0.01%		0.01%		0.01%		0.16%	1.99%

Net assets, at end of period (000s)	$ 80,199		$ 75,810		$ 240,723		$ 365,139		$ 657,906	$ 606,165

Ratio of gross expenses to average
net assets (3)	0.37%	(7)	0.30%		0.34%		0.35%		0.33%	0.30%
Ratio of net expenses to average
net assets	0.20%	(4,7)	0.14%	(4)	0.13%	(5)	0.19%	(5)	0.20%	0.20%
Ratio of net investment income
to average net assets	0.01%	(7)	0.01%		0.00%	(6)	0.01%		0.17%	2.15%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return.  The additional waiver, 0.06% and 0.07% for the periods ended November 30, 2012 and May 31, 2013, respectively, decreased the net expense ratio.

(5)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.

The additional waiver, 0.01% and 0.07%, for the periods ended November 30, 2010, and November 30, 2011, respectively, decreased the net expense ratio.  A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6) Less than 0.005%.
(7) Annualized.
(8) Not annualized.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Financial Shares

	Six Months Ended		Year Ended November 30,
	May 31, 2013		2012		2011		2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(1,2)	0.001	0.002	0.020

Less distributions from:
Net investment income	(0.000)	(2)	0.000	(2)	(0.000)	(2)	(0.001)	(0.002)	(0.020)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total return	0.01%	(7)	0.02%		0.02%		0.05%	0.21%	2.04%

Net assets, at end of period (000s)	$ 55,177		$ 63,374		$ 187,070		$ 520,606	$ 604,040	$ 763,007

Ratio of gross expenses to average
net assets (3)	0.32%	(6)	0.26%		0.24%		0.20%	0.20%	0.19%
Ratio of net expenses to average
net assets	0.15%	(4,6)	0.14%	(4)	0.12%	(5)	0.15%	0.15%	0.15%
Ratio of net investment income
to average net assets	0.01%	(6)	0.02%		0.02%		0.05%	0.22%	2.01%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return.  The additional waiver, 0.01% and 0.02% for the periods ended November 30, 2012 and May 31, 2013, respectively, decreased the net expense ratio.

(5)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.

The additional waiver, 0.03%, for the period ended November 30, 2011, decreased the net expense ratio.  A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6) Annualized.
(7) Not annualized.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
	Premium Shares

	Six Months Ended		Year Ended November 30,
	May 31, 2013		2012		2011		2010		2009		2008
	(Unaudited)
Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
Net investment loss	0.000	(1,2)	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.015

Less distributions from:
Net investment income	(0.000)	(2)	0.000	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.015)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return	0.00%	(9)	0.01%		0.01%		0.01%		0.01%		1.55%

Net assets, at end of period (000s)	$ 59,581		$ 48,238		$ 47,872		$ 365,987		$ 388,501		$ 95,718

Ratio of gross expenses to average
net assets (3)	0.78%	(8)	0.71%		0.70%		0.65%		0.65%		0.65%
Ratio of net expenses to average
net assets	0.30%	(4,8)	0.19%	(4)	0.13%	(5)	0.19%	(5)	0.29%	(5)	0.64%	(5,7)
Ratio of net investment income
to average net assets	0.01%	(8)	0.01%		0.00%		0.00%	(6)	0.00%	(6)	1.53%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)

The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,0.46% and 0.22% for the periods ended November 30, 2012 and May 31, 2013, respectively, decreased the net expense ratio.

(5)

The previous Adviser, Milestone Capital Management, LLC,  had agreed to waive additional fees in order to maintain a positive return. The additional waivers, 0.01%, 0.01%, 0.36%, 0.46%, and 0.52%, for the periods ended November 30, 2007 through November 30, 2011,  respectively, decreased the net expense ratio.  A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(6) Less than 0.005%.
(7)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.
(8) Annualized.
(9) Not annualized.

See notes to financial statements.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

NOTE 1. ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio, was reorganized into the AdvisorOne Fund Trust (the “Trust”) on January 23, 2012.  The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940.  The Fund’s predecessor was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994.  The Fund is registered as an open-end, management investment company under the Investment Company Act of 1940 and authorized to issue an unlimited number of shares of beneficial interest without par value of four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Valuation of Securities - Securities in which the Fund invests are valued at amortized cost.  Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

A Fund may hold securities for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”)

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level  3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$ 62,768,623	$ -	$ 62,768,623
Repurchase Agreements	-	169,300,000	-	169,300,000
Total Investments	$ -	$232,068,623	$ -	$223,068,623

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Repurchase Agreements - The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par.  The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees.  Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price.  If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day.  In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions - Security transactions are recorded on the trade date.  Realized gains and losses are recorded on the identified cost basis.  The cost of investments for federal income tax purposes at May 31, 2013 is substantially the same as shown on the accompanying portfolio of investments.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

Multiple Class Allocations - Each share of the Fund's four classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund's class specific expenses include Shareholder Service fees and Distribution fees.  In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders.  Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years (2009-2012) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

The Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. The Adviser waived Advisory fees amounting to $98,914 for the six months ended May 31, 2013.

For the current period, the Adviser has agreed to waive any portion of its fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share
Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

The Adviser has voluntarily agreed to waive additional fees in order to maintain a positive yield.  This agreement may be terminated at any time.

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers.  Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees at an annual rate of the average daily net assets as follows:

Share Class	Shareholder Servicing Fees *
Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

  *Currently accruing 0.03% per class

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2013, the Fund incurred Shareholder Service fees in the amount of $38,497.  The Fund waived Shareholder Services fees as follows:

Share Class	Expense Waiver
Investor Shares	$ 46,633
Institutional Shares	27,675
Financial Shares	8,125
Premium Shares	59,325

Administration, Fund Accounting, Transfer Agent

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Premium Shares.  The plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust.  The plan provides for the payment of a distribution fee to the Distributor, prior to any waivers, at an annualized rate of equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

payment for expenses actually incurred on a first-in, first-out basis.  The plan may carry forward for an unlimited number of years any unreimbursed expenses.  As of May 31, 2013, there were no unreimbursed expenses.

For the six months ended May 31, 2013, distribution fees paid of the average daily net assets were as follows:

Share Class	Distribution Fees
Premium Shares	0.00%

Total distribution fees for the Premium Shares for the six months ended May 31, 2013, were $67,414 with waivers of $67,414.

Trustees Fees

The Trust pays each Trustee of the Trust who is not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

NOTE 4.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended November 30, 2012 and November 30, 2011 were attributed to ordinary income.

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

NOTE 5.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

NOTE 7.  SHAREHOLDER MEETING

The  Board of Trustees of the AdvisorOne Funds (the “Trust”) on behalf of Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Shelter Fund, and Milestone Treasury Obligations Fund (each a “CLS Fund”, together the “CLS Funds”) and Horizon Active Asset Allocation Fund (“Horizon Fund”, together the “Funds”) held a Special Meeting of the Shareholders on March 28, 2013 for the purpose of approving a proposed new Investment Advisory Agreement with CLS Investments, LLC, the current adviser to each of the CLS Funds and to elect Todd Clarke and Eric Clarke to the Board of Trustees of the AdvisorOne Funds.

At the close of business February 15, 2013, the record date for the Special Meeting of Shareholders, there were outstanding 404,168,899 shares of beneficial interest of the Funds.  A quorum of Fund shareholders was present for the Special Meeting represented in person or by proxy.

With respect to approval of the proposed new Investment Advisory Agreement with CLS Investments, LLC, on behalf of the CLS Funds, the following votes were cast:

For Approval:  188,186,698,651 shares voted

Against Approval:  1,074,232 shares voted

Abstained:  1,906,244 shares voted

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2013

With respect to the election of Todd Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

For Approval:  215,805,751 shares voted

Withheld:  3,840,037 shares voted

With respect to the election of Eric Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

For Approval:  215,769,634 shares voted

Withheld:  3,876,155 shares voted

Milestone Treasury Obligations Fund

EXPENSE EXAMPLE (Unaudited)

May 31, 2013

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 through May 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Portfolio’s Annualized Expense Ratio	Beginning Account Value 12/1/12	Ending Account Value 5/31/13*	Expenses Paid During Period**	Ending Account Value 5/31/13*	Expenses Paid During Period**
Milestone Treasury Obligations Fund:
Investor Class	0.30%	$1,000.00	$1,000.00	$ 1.50	$1,023.43	$ 1.52
Institutional Class	0.20%	$1,000.00	$1,000.00	$ 1.00	$1,023.92	$ 1.01
Financial Class	0.15%	$1,000.00	$1,000.10	$ 0.75	$1,024.18	$ 0.76
Premium Class	0.30%	$1,000.00	$1,000.00	$ 1.50	$1,023.42	$ 1.52

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT *

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or the “Board”) of the AdvisorOne Funds (the “Trust”) held on January 24, 2013, the Board, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) on behalf of the Milestone Treasury Obligations Fund (the “Fund”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and CLS’s oral presentation and deliberated on the approval of the Investment Advisory Agreement with respect to the Fund, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

Nature, extent and quality of services.  The Board reviewed materials provided by CLS related to the Investment Advisory Agreement, including CLS’s team approach to portfolio management.  They reviewed a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the Fund and other Funds in the Trust, including the team of  individuals that primarily monitor and execute the investment process, noting their combined experience of over 40 years.  The Board discussed the extent of CLS’s research capabilities, and the emphasis placed on research.  They also reviewed and discussed the quality of its compliance personnel and the experience of its fund management personnel.  They noted with satisfaction the addition of a new chief investment officer in 2012, and CLS’s use of both internal and external resources to deliver its services. The Trustees thanked management for the very clear description of how the portfolio management team operates. The Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions; and whether CLS has procedures in place to allocate trades among its respective clients. The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Fund’s investment limitations and noted that in 2012 CLS has added additional compliance personnel in an effort to magnify its focus on compliance. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the Fund. The Trustees viewed the overall services provided by CLS as satisfactory.  They agreed that the recently hired chief investment officer is filling an important role by providing a single point of leadership to the portfolio management team, accountability to the Board, and consistency in approach among the team members.  The Trustees noted with satisfaction that CLS continues to invest in compliance resources (including systems and personnel) and portfolio management resources (including subscriptions to research providers and an investment committee that includes some non-CLS participants).  The Board concluded that CLS has provided quality and professional advisory services to the Fund.

Performance.   The Board reviewed information on the investment performance of the Fund versus its respective benchmark for the one year, five year, ten year and since inception periods. ** The Board reviewed the Fund’s historical performance and concluded that performance, in light of current interest rates and CLS’s waiver of fees, was reasonable.

Fees and Expenses.  The Board reviewed the advisory fees and expense ratios of the Fund compiled utilizing Morningstar statistics. The Board reviewed the advisory fee and expense ratio of the Fund and noted that it is the only money market fund managed by CLS, that the ten basis point advisory fee is lower than any advisory fee charged currently by CLS to any of its other clients, and that CLS has been waiving its fee due to historically low interest rates. The Board concluded that overall the total expense ratio of the Fund is very competitive, and that the fee waivers continued to benefit the Fund.  The Board concluded that, based on the nature, extent and quality of the services provided, the advisory fee paid by the Fund is reasonable.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Fund, and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, because of the current size of the Fund, CLS continues to waive a portion of its advisory fee in order to maintain the expense cap, and therefore the Board will not request any changes to the management fee structure at this time. The Board concluded that economies of scale would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by CLS in connection with the operation of the Fund, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Fund. As stated in the materials provided, CLS reported it did not receive payments from the Fund other than for advisory fees paid pursuant to the Investment Advisory Agreement.  The Board reviewed CLS’s balance sheet as of September 30, 2012 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Interim Advisory Agreement at the November 21, 2012 meeting. The Trustees reviewed the profitability analysis provided by CLS, and concluded that to the extent CLS earned a profit from a the Fund, the profits appeared reasonable and not excessive.

Conclusion.  Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

*Due to the timing of the contract schedule, these deliberations may or may not relate to the current performance results of the Fund.

**Although CLS began managing the Fund in 2011, prior performance was informative because one of the Fund’s portfolio managers has managed the Fund since its inception.

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number Employment information Account balances	Account transactions Income Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Page 2
Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	open an account give us your income information provide employment information	provide account information give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

  sharing for affiliates' everyday business purposes-information about your creditworthiness affiliates from using your information to market to you

  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

  CLS Investments, LLC

  NorthStar Financial Services Group, LLC

  Gemcom, LLC

  Gemini Fund Services, LLC

  Northern Lights Compliance Services, LLC

  Northern Lights Distributors, LLC

  Orion Advisor Services, LLC

  Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. Our joint marketing partners include other financial service companies.

Adviser

CLS Investments, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-866-811-0225

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

A description of the Funds proxy voting policies and procedures is available without charge and

Upon request by calling 1-866-811-0225 or by accessing the

Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.  The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund

17605 Wright Street, Suite 2, Omaha, NE 68130

1-866-811-0225

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/31/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/31/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/31/13